Other Expenses	12 Months Ended
Dec. 31, 2019
OTHER EXPENSES
Other Expenses

32.  OTHER EXPENSES.

Other miscellaneous operating expenses for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Other Expenses	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(60,808,462)	(69,692,677)	(74,722,143)
Administrative expenses	(8,893,785)	(5,991,676)	(2,267,390)
Repairs and maintenance	(50,846,851)	(41,829,409)	(17,906,263)
Indemnities and fines	(1,243,376)	(455,825)	(776,011)
Taxes and charges	(6,802,176)	(4,415,819)	(5,105,235)
Insurance premiums	(19,200,681)	(15,794,761)	(13,277,718)
Leases and rental costs	(3,824,195)	(3,775,007)	(2,013,411)
Marketing, public relations and advertising	(3,274,693)	(2,440,070)	(2,501,027)
Write-off Property, Plant and Equipment (*)	(3,510,591)	—	(25,105,911)
Travel expenses	(3,991,349)	(2,436,407)	(3,426,179)
Environmental expenses	(9,886,690)	(9,664,683)	(7,769,230)
Other supplies and services	(11,860,291)	(10,713,687)	(6,953,556)
Total	(184,143,140)	(167,210,021)	(161,824,074)

(*) See explanation in Notes 18 e) xi) and vii) for the years 2019 and 2017, respectively